Unaudited consolidated statements of operations - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Total revenues	$ 16,464,649	$ 9,226,877
Expenses
Voyage expenses	4,721,312	1,815,116
Voyage expenses – related party	203,462	116,665
Vessels' operating expenses	5,034,767	3,695,123
Vessels' operating expenses – related party	37,500	42,000
Management fees – related party	341,625	261,545
General and administrative expenses	422,785	0
General and administrative expenses – related party	105,200	176,162
Depreciation	4,902,831	4,337,331
Total expenses	15,769,482	10,443,942
(Loss)/Income from operations	695,167	(1,217,065)
Other (expenses) / income
Interest and finance costs	(452,915)	(3,376)
Interest income	44,140	4
Foreign exchange (loss)/gain	17,709	(8,287)
Other expenses, net	(391,066)	(11,659)
Net (loss)/income	$ 304,101	$ (1,228,724)